Google DeepMind AI Lab Ecosystem ETF Investment Strategy - Google DeepMind AI Lab Ecosystem ETF	Aug. 07, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to invest in a focused portfolio of companies that Harbor Capital Advisors, Inc. (the “Advisor”), the investment adviser to the Fund, believes to be most closely positioned to benefit from the success and growth of the Google DeepMind artificial intelligence ecosystem (“Google DeepMind Ecosystem Companies”).The Advisor employs a proprietary model-driven thematic scoring process to identify and evaluate Google DeepMind Ecosystem Companies. Companies are assessed based on the Advisor’s analysis of the strength and materiality of their economic connection to the Google DeepMind ecosystem, drawing on a range of data sources including company filings, earnings call transcripts, news and media reports, supply-chain data, and market information. These scores are used as a primary input in the selection and weighting of securities in the portfolio.Portfolio holdings may include companies involved in cloud computing, semiconductors, memory and networking hardware, data center infrastructure, power and cooling systems, enterprise software, artificial intelligence deployment platforms, cybersecurity and other businesses that support or benefit from the development and adoption of Google DeepMind-related technologies and services.Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of Google DeepMind Ecosystem Companies. The Fund may invest in U.S. and non-U.S. companies, including those in emerging market countries, and may invest in such companies directly or through depositary receipts. The Fund may also invest in privately offered securities, including Rule 144A securities and securities of companies that have recently completed or are expected to complete initial public offerings (IPOs). Alphabet, Inc. (Alphabet) is among the companies in which the Fund expects to invest, provided that the Fund will invest no more than 25% of its total assets in Alphabet, measured at the time of investment.The Fund is classified as non-diversified, which means the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. As a result, the performance of a limited number of issuers may have a significant effect on the Fund’s overall performance and volatility. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the industries and groups of industries comprising the information technology, communication services, industrials, consumer discretionary and utilities sectors.The Fund is designed to maintain focused exposure to the Google DeepMind ecosystem across market cycles and does not employ a defensive investment approach based on the Advisor’s views regarding the performance or prospects of Google DeepMind or related technologies. The Fund’s investment strategy may result in a high level of portfolio turnover.None of the Fund, Harbor ETF Trust or the Advisor is affiliated, connected or associated with Alphabet, Inc. The Fund was not developed or created by and is not sponsored, endorsed or approved by Alphabet, Inc. Google DeepMind is an artificial intelligence research laboratory and a subsidiary of Alphabet Inc. (“Alphabet”). Alphabet is a holding company whose businesses include Google Services, Google Cloud, and other technology-related businesses. Google DeepMind is Alphabet’s artificial intelligence research and development organization, and Alphabet offers artificial intelligence products and services including Gemini, Gemini Enterprise, Gemini for Google Workspace, Google Cloud AI infrastructure, AI development tools, and related applications.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in the industries and groups of industries comprising the information technology, communication services, industrials, consumer discretionary and utilities sectors.